Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2040 Fund
June 30, 2023
Z40-NPRT1-0823
1.9884244.106
Domestic Equity Funds - 46.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	498,752	6,962,579
Fidelity Series Commodity Strategy Fund (a)	5,168	500,229
Fidelity Series Large Cap Growth Index Fund (a)	252,637	4,400,931
Fidelity Series Large Cap Stock Fund (a)	256,209	4,842,357
Fidelity Series Large Cap Value Index Fund (a)	621,562	8,993,996
Fidelity Series Small Cap Core Fund (a)	2,693	27,657
Fidelity Series Small Cap Opportunities Fund (a)	170,542	2,196,582
Fidelity Series Value Discovery Fund (a)	224,150	3,321,903
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,436,191)		31,246,234

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	128,048	1,825,959
Fidelity Series Emerging Markets Fund (a)	198,746	1,651,580
Fidelity Series Emerging Markets Opportunities Fund (a)	390,911	6,625,947
Fidelity Series International Growth Fund (a)	257,889	4,237,111
Fidelity Series International Index Fund (a)	153,253	1,757,808
Fidelity Series International Small Cap Fund (a)	79,958	1,297,713
Fidelity Series International Value Fund (a)	383,694	4,243,659
Fidelity Series Overseas Fund (a)	338,013	4,238,678
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,283,372)		25,878,455

Bond Funds - 12.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	50,947	402,478
Fidelity Series Corporate Bond Fund (a)	64,864	587,021
Fidelity Series Emerging Markets Debt Fund (a)	46,480	343,953
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	12,101	113,753
Fidelity Series Floating Rate High Income Fund (a)	7,406	66,359
Fidelity Series Government Bond Index Fund (a)	93,437	856,816
Fidelity Series High Income Fund (a)	16,264	133,201
Fidelity Series International Credit Fund (a)	6	47
Fidelity Series International Developed Markets Bond Index Fund (a)	49,922	428,334
Fidelity Series Investment Grade Bond Fund (a)	87,867	874,274
Fidelity Series Investment Grade Securitized Fund (a)	66,849	594,952
Fidelity Series Long-Term Treasury Bond Index Fund (a)	682,388	4,107,978
Fidelity Series Real Estate Income Fund (a)	9,541	91,400
TOTAL BOND FUNDS (Cost $8,950,190)		8,600,566

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	250,771	250,771
Fidelity Series Short-Term Credit Fund (a)	3,180	30,560
Fidelity Series Treasury Bill Index Fund (a)	60,854	604,891
TOTAL SHORT-TERM FUNDS (Cost $886,596)		886,222

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $62,556,349)	66,611,477
NET OTHER ASSETS (LIABILITIES) - 0.0%	11
NET ASSETS - 100.0%	66,611,488

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	384,287	36,145	9,705	58	18	(8,267)	402,478
Fidelity Series Blue Chip Growth Fund	6,642,090	227,186	957,970	-	89,739	961,534	6,962,579
Fidelity Series Canada Fund	1,735,783	111,645	88,867	-	(140)	67,538	1,825,959
Fidelity Series Commodity Strategy Fund	461,483	63,497	11,933	-	(2,105)	(10,713)	500,229
Fidelity Series Corporate Bond Fund	488,432	128,686	24,304	5,221	(663)	(5,130)	587,021
Fidelity Series Emerging Markets Debt Fund	321,720	28,126	8,274	5,039	(66)	2,447	343,953
Fidelity Series Emerging Markets Debt Local Currency Fund	108,508	4,701	2,705	-	23	3,226	113,753
Fidelity Series Emerging Markets Fund	1,109,149	512,211	5,182	-	(28)	35,430	1,651,580
Fidelity Series Emerging Markets Opportunities Fund	6,687,926	34,288	282,176	-	(9,051)	194,960	6,625,947
Fidelity Series Floating Rate High Income Fund	61,920	5,566	1,777	1,430	(10)	660	66,359
Fidelity Series Government Bond Index Fund	719,767	198,782	45,659	5,072	(446)	(15,628)	856,816
Fidelity Series Government Money Market Fund 5.17%	231,378	27,985	8,592	2,986	-	-	250,771
Fidelity Series High Income Fund	124,250	11,981	3,182	1,930	(27)	179	133,201
Fidelity Series International Credit Fund	47	-	-	-	-	-	47
Fidelity Series International Developed Markets Bond Index Fund	325,876	117,180	10,440	4,769	(189)	(4,093)	428,334
Fidelity Series International Growth Fund	4,028,738	230,484	188,286	-	5,600	160,575	4,237,111
Fidelity Series International Index Fund	1,670,599	104,794	71,761	-	1,438	52,738	1,757,808
Fidelity Series International Small Cap Fund	1,271,720	49,094	40,898	-	820	16,977	1,297,713
Fidelity Series International Value Fund	4,018,691	248,575	193,468	-	1,275	168,586	4,243,659
Fidelity Series Investment Grade Bond Fund	735,624	196,004	46,253	7,635	(579)	(10,522)	874,274
Fidelity Series Investment Grade Securitized Fund	503,815	129,138	30,137	4,973	(669)	(7,195)	594,952
Fidelity Series Large Cap Growth Index Fund	4,207,846	141,451	458,997	10,480	36,884	473,747	4,400,931
Fidelity Series Large Cap Stock Fund	4,612,741	158,484	252,090	-	4,411	318,811	4,842,357
Fidelity Series Large Cap Value Index Fund	8,606,799	449,770	420,529	-	1,039	356,917	8,993,996
Fidelity Series Long-Term Treasury Bond Index Fund	3,913,454	448,345	131,503	29,481	(2,501)	(119,817)	4,107,978
Fidelity Series Overseas Fund	4,024,879	262,114	231,656	-	6,542	176,799	4,238,678
Fidelity Series Real Estate Income Fund	114,060	5,530	29,022	1,661	(2,130)	2,962	91,400
Fidelity Series Short-Term Credit Fund	28,721	1,970	-	203	-	(131)	30,560
Fidelity Series Small Cap Core Fund	55,177	32	26,668	16	(351)	(533)	27,657
Fidelity Series Small Cap Opportunities Fund	2,110,047	109,443	135,808	-	2,906	109,994	2,196,582
Fidelity Series Treasury Bill Index Fund	566,985	52,350	13,874	7,107	(11)	(559)	604,891
Fidelity Series Value Discovery Fund	3,153,888	224,707	150,729	-	(1,412)	95,449	3,321,903
	63,026,400	4,320,264	3,882,445	88,061	130,317	3,016,941	66,611,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.